SUBSEQUENT EVENTS (Detail Textuals) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 01, 2019	Jan. 14, 2019	Jan. 04, 2019	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Subsequent Event [Line Items]
Common shares issued for cash					$ 1,386,613	$ 2,160
Subscription Agreement
Subsequent Event [Line Items]
Common shares issued for cash					$ 10,000	$ 770,921
Number of issuance of common shares					25,000	1,927,302
Subscription Agreement | Private placement
Subsequent Event [Line Items]
Common shares issued for cash				$ 170,774	$ 850,786
Number of issuance of common shares				227,727	1,308,893
Share price				$ 0.75	$ 0.65
Subsequent event | Director
Subsequent Event [Line Items]
Number of issuance of common shares	200,000
Subsequent event | Series D Unit
Subsequent Event [Line Items]
Common shares issued for cash		$ 1,087,102
Number of issuance of common shares		1,449,469
Share price		$ 1.75
Common stock price per share		$ 0.75
Terms of warrant purchase		5 years
Subsequent event | Series E Unit
Subsequent Event [Line Items]
Common shares issued for cash		$ 14,000
Number of issuance of common shares		17,500
Share price		$ 2.00
Common stock price per share		$ 0.95
Terms of warrant purchase		3 years
Subsequent event | Series E Unit | Private placement
Subsequent Event [Line Items]
Common stock price per share		$ 0.95
Subsequent event | NEOMED Agreement
Subsequent Event [Line Items]
Amount of common stock consideration paid in cash			$ 100,000
Dividends, Common Stock			100,000
Dividends, Common Stock, Cash			$ 100,000
Subsequent event | Subscription Agreement
Subsequent Event [Line Items]
Common shares issued for cash		$ 789,500
Number of issuance of common shares		1,052,667
Share price		$ 0.75